Summary of Ageing of Trade Receivables (Detail) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of provision matrix [Line Items]
Total Trade Receivables	$ 305,141	$ 297,329
Gross [Member]
Disclosure of provision matrix [Line Items]
Total Trade Receivables	305,479	299,061
Gross [Member] | Not Past Due [Member]
Disclosure of provision matrix [Line Items]
Total Trade Receivables	214,897	224,872
Gross [Member] | Past Due 0 - 30 Days [Member]
Disclosure of provision matrix [Line Items]
Total Trade Receivables	70,398	54,578
Gross [Member] | Past Due 31 - 120 Days [Member]
Disclosure of provision matrix [Line Items]
Total Trade Receivables	17,465	18,845
Gross [Member] | Past Due More than 120 Days [Member]
Disclosure of provision matrix [Line Items]
Total Trade Receivables	2,719	766
Provision for Impairment [Member]
Disclosure of provision matrix [Line Items]
Total Trade Receivables	(338)	(1,732)
Provision for Impairment [Member] | Not Past Due [Member]
Disclosure of provision matrix [Line Items]
Total Trade Receivables	(1)	(2)
Provision for Impairment [Member] | Past Due 0 - 30 Days [Member]
Disclosure of provision matrix [Line Items]
Total Trade Receivables	(3)	(16)
Provision for Impairment [Member] | Past Due 31 - 120 Days [Member]
Disclosure of provision matrix [Line Items]
Total Trade Receivables	(273)	(1,400)
Provision for Impairment [Member] | Past Due More than 120 Days [Member]
Disclosure of provision matrix [Line Items]
Total Trade Receivables	$ (61)	$ (314)